200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
Amy McDonald amy.mcdonald@dechert.com +1 (617) 728-7103 Direct +1 (617) 275-8420 Fax

March 4, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the form of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 122 to the Trust’s Registration Statement on Form N-1A (“PEA 122”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 122. I hereby further certify that PEA 122 was filed electronically with the Commission on February 27, 2009 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7103 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Amy McDonald

Amy McDonald

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.

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